Investments in affiliates	12 Months Ended
Mar. 31, 2016
Investments in affiliates

6. Investments in affiliates:

Sumitomo Mitsui Card Company, Limited.—

Sumitomo Mitsui Card Company, Limited. (“Sumitomo Mitsui Card”) is a credit card operator in Japan and a privately held company.

As of March 31, 2015 and 2016, DOCOMO held 34% of the outstanding common shares of Sumitomo Mitsui Card. DOCOMO entered into an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote credit transaction services which use mobile phones compatible with the “Osaifu-Keitai” (wallet-phone) service.

Philippine Long Distance Telephone Company—

Philippine Long Distance Telephone Company (“PLDT”) is a telecommunication operator in the Philippines and a public company listed on the Philippine Stock Exchange and the New York Stock Exchange.

DOCOMO held approximately 15% of PLDT’s outstanding common shares and approximately 9% of voting interest in PLDT as of March 31, 2015 and 2016. The ratio of outstanding common shares and voting interest in PLDT held by DOCOMO as of March 31, 2015 and 2016 are disproportionate because PLDT issued voting preferred stock in October, 2012.

DOCOMO applies the equity method of accounting for the investment in PLDT, as DOCOMO has the ability to exercise significant influence over PLDT given DOCOMO’s board representation and the right to exercise the voting rights associated with the ownership interest collectively held by DOCOMO and NTT Communications Corporation (“NTT Com”), which held approximately 6% of PLDT’s outstanding common shares and approximately 3% of voting interest in PLDT as of March 31, 2015 and 2016, in accordance with an agreement between PLDT and its major shareholders, including NTT Com and DOCOMO.

DOCOMO’s carrying amount of its investment in PLDT was ¥143,819 million and ¥126,325 million as of March 31, 2015 and 2016, respectively. The aggregate market price of the PLDT shares owned by DOCOMO was ¥240,522 million and ¥152,683 million as of March 31, 2015 and 2016, respectively.

Tata Teleservices Limited—

Tata Teleservices Limited (“TTSL”) is a telecommunication operator in India and a privately held company.

As of March 31, 2015 and 2016, DOCOMO held approximately 26.5% of the outstanding common shares of TTSL.

On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited (“Tata Sons”), the parent company of TTSL. On March 25, 2009, DOCOMO acquired approximately 26% of the outstanding common shares of TTSL pursuant to the capital alliance and accounted for the investment by applying the equity method.

DOCOMO made additional investments in response to a rights offering that TTSL commenced in March and May, 2011. TTSL has used the capital increase to strengthen the quality of the 3G network in India’s market. As a result of its participation in the rights offering, DOCOMO’s equity interest in TTSL slightly increased to approximately 26.5%.

DOCOMO determined that the decline in value below carrying amount was other-than-temporary and recognized impairment charges of ¥51,244 million related to its investment in TTSL for the fiscal year ended March 31, 2014.

Under the shareholders agreement (the “Agreement”) entered into among TTSL, Tata Sons and DOCOMO, when DOCOMO entered into a business alliance with TTSL in March 2009, DOCOMO shall have certain shareholder rights including the right to require Tata Sons to find a suitable buyer for DOCOMO’s entire stake (1,248,974,378 shares, or approximately 26.5% of outstanding shares) in TTSL for 50% of the DOCOMO’s acquisition price, which amounts to 72.5 billion Indian rupees (or ¥120.4 billion*) or at fair value, whichever is higher, in the event that TTSL fails to achieve certain specified performance targets by March 31, 2014. The right became exercisable on May 30, 2014, and DOCOMO exercised the right on July 7, 2014.

The obligation of Tata Sons under the Agreement was not fulfilled, although DOCOMO repeatedly held discussions with Tata Sons in regards to the sale of its entire stake in TTSL, pursuant to the Agreement. Accordingly, DOCOMO submitted its request for arbitration to the London Court of International Arbitration (“LCIA”) on January 3, 2015.

* 1 rupee = ¥1.66 as of May 31, 2016

DOCOMO received a binding arbitration award from the LCIA on June 23, 2016. The award orders that Tata Sons pay damages to DOCOMO in the amount of approximately $1,172 million (or ¥130.0 billion*) for Tata Sons’ breach of the shareholders agreement, upon DOCOMO’s tender of its entire stake in TTSL to Tata Sons or its designee. However, it is uncertain as to whether Tata Sons will honor the binding award.

The sale of investment in TTSL has not been completed as Tata Sons has not fulfilled its obligation, and thus DOCOMO has not accounted for the sale transaction for the year ended March 31, 2016. DOCOMO continues to account for the investment in TTSL under the equity method as DOCOMO continues to hold approximately 26.5% of the outstanding voting shares of TTSL and have the representation on the Board of Directors of TTSL, even after receiving the binding arbitration award from the LCIA. The financial effect of this matter cannot be estimated at this time due to the aforementioned uncertainties surrounding this investment. DOCOMO may recognize a gain or loss upon disposition of its TTSL shares or in the event that the transaction as described above will not be carried out.

Impairment—

DOCOMO evaluates the recoverability of the carrying value of its investments in affiliates including those mentioned above when there are indications that a decline in value below carrying amount may be other than temporary.

DOCOMO determined that there were other-than-temporary declines in values, of certain investments and recognized impairment charges for the fiscal year ended March 31, 2014. For the fiscal year ended March 31, 2014, DOCOMO recognized impairment charges on certain investments including TTSL aggregating ¥51,279 million. The impairment charges are included in “Equity in net income (losses) of affiliates” in the consolidated statements of income.

DOCOMO reviewed the business outlook of TTSL in order to determine if the value of the investment in TTSL has suffered a decline that was other than temporary because of the recent economic and financial environment surrounding its industry.

During the fiscal year ended March 31, 2014, DOCOMO’s estimate of future cash flows of TTSL were further revised downward as a result of the growing business risk of mobile network operators in India, including an increase in the cost of maintaining or acquiring frequency spectrum due to a steep rise of the auction price of frequency spectrum in India. Reflecting growing business risk and recent operating results of TTSL, the weighted average cost of capital increased to 12.6%, which was applied to these revised estimated cash flows and DOCOMO concluded that the further decline in value was other than temporary. Consequently, DOCOMO recognized an additional impairment charge of ¥51,244 million.

During the fiscal years ended March 31, 2015 and 2016, DOCOMO determined that the value of the investment in TTSL had not suffered a decline that was other than temporary. As previously described, DOCOMO plans to dispose of DOCOMO’s entire investment in TTSL. DOCOMO may recognize a gain or loss upon disposition of DOCOMO’s TTSL shares or if the transaction as previously described above is not carried out. In addition, DOCOMO recorded impairment charges for other than temporary declines on investments in certain affiliates for the fiscal years ended March 31, 2015 and 2016. Those impairment charges do not have a material impact on DOCOMO’s results of operations or financial position.

* $1 = ¥110.94 as of May 31, 2016

DOCOMO believes that the estimated fair values of each of its investments in affiliates as of March 31, 2016 are equal to or exceed the related carrying values on an individual basis.

Others—

All of the significant affiliates, except for PLDT, are privately held companies as of March 31, 2016.

DOCOMO’s shares of undistributed earnings of its affiliates included in its consolidated retained earnings were ¥36,111 million, ¥44,367 million and ¥52,203 million, as of March 31, 2014, 2015 and 2016, respectively. DOCOMO does not have significant business transactions with its affiliates except for Sumitomo Mitsui Card.

The total carrying value of DOCOMO’s “Investments in affiliates” in the consolidated balance sheets as of March 31, 2015 and 2016 was greater by ¥280,140 million and ¥263,669 million, respectively, than its aggregate underlying equity in net assets of such affiliates as of the date of the most recent available financial statements of the investees. The differences mainly consist of investor level goodwill and fair value adjustments for amortizable intangible assets.

The following represents summarized financial information for DOCOMO’s affiliates.

	Millions of yen
	2014
	TTSL	Others
Operating information
Operating revenues	¥227,582	¥911,020
Operating income (loss)	(28,683)	171,193
Income (loss) from continuing operations	(85,026)	122,511
Net income (loss)	(85,026)	122,511
Net income (loss) attributable to shareholders’ of the affiliates	(84,613)	122,324

	Millions of yen
	2015
	TTSL	Others
Balance sheet information
Current assets	¥76,869	¥1,415,618
Non-current assets	468,569	1,766,763
Current liabilities	141,608	1,234,202
Long-term liabilities	601,880	843,066
Equity	(198,050)	1,105,113

Redeemable preferred stock	48,964	—
Noncontrolling interests	22,920	2,212

	Millions of yen
	2015
	TTSL	Others
Operating information
Operating revenues	¥238,040	¥991,113
Operating income (loss)	(19,853)	168,368
Income (loss) from continuing operations	(79,390)	127,466
Net income (loss)	(79,390)	127,466
Net income (loss) attributable to shareholders’ of the affiliates	(78,742)	127,468

	Millions of yen
	2016
	TTSL	Others
Balance sheet information
Current assets	¥72,726	¥1,542,550
Non-current assets	472,261	1,751,092
Current liabilities	146,459	1,335,526
Long-term liabilities	604,141	867,003
Equity	(205,613)	1,091,113

Redeemable preferred stock	83,418	—
Noncontrolling interests	24,393	2,060

	Millions of yen
	2016
	TTSL	Others
Operating information
Operating revenues	¥271,878	¥1,207,344
Operating income (loss)	12,643	132,026
Income (loss) from continuing operations	(57,057)	95,374
Net income (loss)	(57,057)	95,374
Net income (loss) attributable to shareholders’ of the affiliates	(59,721)	95,340